Other Operating Income and Expense (Tables)	12 Months Ended
Dec. 31, 2025
Other Operating Income and Expense
Schedule Of Miscellaneous non-interest income
(Dollars in thousands)
	2025	2024
Visa debit card income	$4,466	4,417
Bank owned life insurance income	602	783
Income on SBIC Investments	136	1,186
Income on mutual funds held in deferred compensation trust	129	555
Other	1,404	1,394
	$6,737	8,335

Schedule Of Other non-interest expense
(Dollars in thousands)
	2025	2024
ATM expense	$441	588
Data processing	838	708
Deposit program expense	176	306
Dues and subscriptions	731	740
Internet banking expense	1,193	1,067
Office supplies	529	534
Telephone	498	595
Deferred compensation expense	129	555
Other	4,419	4,637
	$8,954	9,730